Fixed Income SHares: Series R (Prospectus Summary) | Fixed Income SHares: Series R
Fixed Income SHares: Series R
Investment Objective:
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses of the Portfolio:
The tables below describe the fees and expenses you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment): None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisory Fees		Distribution and/or Service (12b-1) Fees	Interest Expense		Other Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver/ Expense Reimbursements		Net Annual Portfolio Operating Expenses
Fixed Income SHares: Series R Series R	none	[1]	none	0.001%	[2]	0.05%	0.051%	(0.05%)	[3]	0.001%	[3]
[1]	The table reflects that Allianz Global Investors Fund Management LLC (the "Adviser") or its affiliates are absorbing all expenses of operating the Portfolio, other than any extraordinary expenses and expenses incurred as a result of Portfolio investments, including any interest expense. Further, the Adviser and Pacific Investment Management Company LLC ("PIMCO") do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of "wrap-fee" programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Adviser or PIMCO. Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.
[2]	Interest Expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This Interest Expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy. Any associated income or gain (or losses) realized from such investments is not reflected in the Annual Portfolio Operating Expenses table above, but is reflected in the Portfolio's performance results.
[3]	The Adviser has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses and expenses incurred as a result of Portfolio investments, including any Interest expense. Excluding Interest expense from the table above, the Net Expenses of the Portfolio would be 0.00%.

Example.
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The
Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated, your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Fixed Income SHares: Series R Series R	none	none	1	1

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Portfolio's turnover rate for the fiscal year ended October 31, 2011 was 805%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Portfolio shares are held in a taxable account. These costs, which are not reflected in Total or Net Annual Portfolio Operating Expenses or in the
Example above, can adversely affect the Portfolio's investment performance.
Principal Investment Strategies.
FISH: Series R seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes)
in a portfolio of U.S. and foreign fixed income instruments including (but not limited to): inflation-indexed bonds issued by both U.S. and non-U.S. governments and corporations, including Treasury Inflation Protected Securities (TIPS);
corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; obligations of non-U.S.
governments or their subdivisions, agencies and government sponsored enterprises;
obligations of international agencies or supranational entities; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; mortgage-related and other asset-backed securities; floating and variable rate debt instruments; structured notes, including hybrid or "indexed"
securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit  facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; and derivative instruments that have economic characteristics similar to the securities referenced above.

In seeking real return, the Portfolio ordinarily expects to invest a substantial portion of its assets in inflation-indexed bonds of various maturities issued by
U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
"Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are fixed income securities structured to provide protection against inflation.

The Portfolio invests primarily in investment grade securities, but may invest up to 20% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non-U.S.) currencies, and U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 20% of its assets in securities and instruments of issuers that are tied economically to countries with developing
(or "emerging") securities markets.

The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO's forecast for interest rates.

The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may, without limitation, seek to obtain market exposure by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.
Principal Risks.
The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

o   Interest Rate Risk: fixed income securities may decline in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration;

o   Credit Risk: the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its
    financial obligations;

o   Market Risk: the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to
    factors affecting securities markets generally or particular industries;

o   Foreign (Non-U.S.) Investment Risk: investing in foreign
    (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments;

o   Mortgage-Related and Other Asset-Backed Securities Risk:
    investing in mortgage-related and other asset-backed securities involves interest rate, credit, valuation, extension and
    liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

o   Emerging Markets Risk: investing in securities of issuers tied economically to countries with developing economies may subject the Portfolio to market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries;

o   Derivatives Risk: investing in derivative instruments may
    subject the Portfolio to liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.
    Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested;

o   Liquidity Risk: the Portfolio may be unable to buy or sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector;

o   Management Risk: investment techniques and risk analyses applied by PIMCO may not produce the desired results and legislative, regulatory, or tax developments may affect the investment
    techniques available to PIMCO and the individual portfolio manager(s) of the Portfolio;

o   High Yield Risk: high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks and are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments;

o   Issuer Non-Diversification Risk: by focusing investments in a small number of issuers, industries, foreign currencies or regions, the Portfolio may be more impacted by risks associated with a single issuer or a single economic, political or
    regulatory occurrence than a more diversified portfolio might be;

o   Currency Risk: foreign currencies may decline in value relative to the U.S. dollar and affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies;

o   Leveraging Risk: certain transactions such as reverse repurchase agreements and loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment
    transactions, or derivative instruments, may give rise to
    leverage, causing the Portfolio to be more volatile than if it had not been leveraged;

o   Issuer Risk: the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage or reduced demand for the issuer's goods or service; and

o   Short Sale Risk: entering into short sales enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss to the Portfolio.

Please see "Summary of Principal Risks" for a more detailed description of the
Portfolio's risks. There is no guarantee that the investment objective of the
Portfolio will be achieved. It is possible to lose money on an investment in the
Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information.
The performance information below provides some indication of the risks of investing in the
Portfolio by showing changes in its total return from year to year and by comparing the
Portfolio's average annual total returns with those of a broad-based market index. Past performance, before and after taxes, is not necessarily predictive of future performance.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown.
After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Calendar Year Total Returns

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 01/01/2009-03/31/2009 8.13% Lowest 10/01/2008-12/31/2008 -5.75%
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Fixed Income SHares: Series R	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Series R	Series R - Before Taxes	21.01%	12.27%	9.23%	Apr. 15, 2004
Series R After Taxes on Distributions	Series R - After Taxes on Distributions	15.47%	8.77%	6.38%	Apr. 15, 2004
Series R After Taxes on Distributions and Sales	Series R - After Taxes on Distributions and Sale of Portfolio Shares	13.57%	8.47%	6.23%	Apr. 15, 2004
Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index	13.56%	7.95%	6.42%	Apr. 15, 2004